INCOME TAXES - Schedule of Deferred Income Tax Assets And Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Tax loss carry forwards	¥ 163,331	¥ 176,296
Others	520	1,148
Total deferred income tax assets	163,851	177,444
Valuation allowance	(135,375)	(158,812)	¥ (140,621)	¥ (4,551)
Deferred income tax assets, net	28,476	18,632
Deferred income tax liabilities:
Valuation appreciation of intangible assets	433	750
Deferred income tax liabilities	¥ 433	¥ 750